Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
Net profit attributable to equity holders of the Company	¥ 11,056	¥ 6,644	¥ 4,920
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,067,255,442	3,084,230,029	3,121,653,686
Dilution effect- adjustments for share options and RSUs	41,548,286	46,631,691	46,732,345
Shares used in computing diluted earnings per share	3,108,803,728	3,130,861,720	3,168,386,031
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 3.6	¥ 2.15	¥ 1.58
Diluted earnings per share calculation
Diluted	3.56	2.12	1.55
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	7.21	4.31	3.15
Diluted earnings per share calculation
Diluted	¥ 7.11	¥ 4.24	¥ 3.11